As filed with the Securities and Exchange Commission on August 25, 2016

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ____ ☐

Post-Effective Amendment No. 99 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 100 ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I c/o Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date), pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A is being filed solely for the purpose of refiling exhibit (d)(19) to Post-Effective Amendment No. 90 filed March 1, 2016 (“PEA 90”). This Post-Effective Amendment No. 99 incorporates by reference Parts A, B and C of PEA 90, except that each of sub-item (d)(19), (e) and (p) of Item 28 of Part C is restated in its entirety as indicated herein.

PART C

OTHER INFORMATION

Item 28. Exhibits

(d)(19)		Investment Sub-Advisory Agreement among ETFis Series Trust I, Virtus ETF Advisers LLC and iSectors, LLC, filed herewith

(e)		Distribution Agreement between ETFis Series Trust I and ETF Distributors LLC, filed herewith

(p)	(1)	Code of Ethics of the ETFis Series Trust I, filed herewith
	(2)	Code of Ethics for ETF Distributors LLC, Virtus ETF Advisers LLC and Newfleet Asset Management LLC, filed herewith
	(3)	Code of Ethics of Infrastructure Capital Advisors, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 6, filed August 1, 2014
	(4)	Code of Ethics of Tuttle Tactical Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed October 10, 2014
	(5)	Code of Ethics of LifeSci Index Partners, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 15, filed November 28, 2014
	(6)	Code of Ethics of W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 31, filed March 12, 2015
	(7)	Code of Ethics of The Credit Strategist Group, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 65, filed September 18, 2015
	(8)	Code of Ethics of Active Alts Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 70, filed October 16, 2015
	(9)	Code of Ethics of Bramshill Investments, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
	(10)	Code of Ethics of Cumberland Advisors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 79, filed December 8, 2015
	(11)	Code of Ethics of iSectors®, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 90, filed March 1, 2016

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 99 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 24th day of August, 2016.

ETFIS SERIES TRUST I
(Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 99 to the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	Trustee, President (Principal Executive Officer)	August 24, 2016
/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	August 24, 2016
/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	August 24, 2016
/s/ James Simpson* James Simpson	Trustee	August 24, 2016
/s/ Robert S. Tull* Robert S. Tull	Trustee	August 24, 2016

* By: /s/ William J. Smalley	August 24, 2016
William J. Smalley, Attorney-in-fact

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